Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents (Note 3)	$ 48,022,483	$ 49,117,630
Marketable securities (Note 4)	126,017	105,218
Income tax receivable (Note 9)	8,682,839	8,682,839
Prepaid expense and other	214,674	506,663
Total current assets	57,046,013	58,412,350
Property, plant and equipment, net (Note 5)	2,126,962	2,153,678
Right of use asset	50,835	74,415
Total assets	59,223,810	60,640,443
Current Liabilities:
Accounts payable and accrued expenses (Note 2)	622,523	473,226
Lease liability	52,620	77,093
Contingent value rights (Note 2)	60,242	60,242
Total current liabilities	735,385	610,561
Total liabilities	$ 735,385	610,561
Preferred Stock, Shares Issued	0
Common shares	$ 302,679,682	302,679,682
Contributed surplus	20,625,372	20,625,372
Stock options (Note 8)	23,406,013	23,402,083
Accumulated deficit	(288,222,642)	(286,677,255)
Total shareholders' equity	58,488,425	60,029,882
Total liabilities and shareholders' equity	$ 59,223,810	$ 60,640,443